Financial Risk Management Objectives (Tables)	12 Months Ended
Dec. 31, 2019
Statements [Line Items]
Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2019
Financial liabilities
Interest-bearing loans and borrowings	11,484	—	—	—	11,484
Trade and other payables	16,879	—	—	—	16,879
Due to related parties	3,284	—	—	—	3,284
Financial liabilities at fair value through profit or loss	3	—	—	—	3
Lease liability	656	910	444	1,182	3,192
	32,306	910	444	1,182	34,842

As of December 31, 2018
Financial liabilities
Interest-bearing loans and borrowings	25,151	—	—	—	25,151
Trade and other payables	21,127	—	—	—	21,127
Due to related parties	2,997	—	—	—	2,997
Financial liabilities at fair value through profit or loss	142	—	—	—	142
Finance lease liability	47	36	11	—	94
	49,464	36	11	—	49,511

Summary of Capital Management

In line with industry practices, the Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	As of December 31,
	2019	2018
	US$’000	US$’000
Interest bearing loans and borrowings	11,356	24,814
Trade and other payables	16,879	21,127
Less: cash and cash equivalents	(53,673)	(60,778)
Net debt	(25,438)	(14,837)
Total Equity	228,435	221,816
Capital and net debt	202,997	206,979
Gearing ratio	0.0%	0.0%

Foreign currency risk [Member]
Statements [Line Items]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency

The balance of financial assets and liabilities denominated in a currency different from the Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2019	2018	2019	2018
United States dollar (USD)	19,263	21,529	4,802	25,733
Thai Baht (THB)	346	349	87,779	30
Singapore dollar (SGD)	233	170	20	62
Taiwan dollar (TWD)	9,711	5,227	7,648	4,872
Renminbi (RMB)	119	19	—	179
Hong Kong dollar (HKD)	7,526	20,005	83	43
Australian dollar (AUD)	—	66	—	—
Euro (EUR)	—	—	—	199
Japanese yen (JPY)	—	—	—	14,768

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Foreign currency sensitivity

The following table demonstrates the sensitivity of the Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	RMB	HKD	AUD	JPY	EUR
	5%	723	(147)	8	3	1	48	—	—	—
2019	-5%	(723)	147	(8)	(3)	(1)	(48)	—	—	—

	5%	(210)	—	4	1	(1)	127	2	(7)	(11)
2018	-5%	210	—	(4)	(1)	1	(127)	(2)	7	11

Commodity price risk: Copper [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Commodity price sensitivity

The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2019	+16%	(3,473)	N/A
Copper	-16%	3,473	N/A

2018	+23%	6,461	N/A
Copper	-23%	(6,461)	N/A